Currency translation rates (Detail)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.08	1.06	1.06	1.08	1.06	1.13
Average rate	[1]	1.10	1.09	1.04	1.09	1.04
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.19	1.17	1.12	1.19	1.12	1.22
Average rate	[1]	1.20	1.20	1.11	1.20	1.11
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.38	1.38	1.24	1.38	1.24	1.37
Average rate	[1]	1.39	1.38	1.24	1.39	1.26
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate		0.90	0.90	0.93	0.90	0.93	0.97
Average rate	[1]	0.91	0.93	0.93	0.92	0.93

[1]	Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for UBS AG.